Income Taxes (Schedule Of Statutory Tax Rates) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Taxes [Line Items]
Statutory tax rate	31.92%	[1]	35.20%	[1]	32.35%	[1]
Puerto Rico [Member]
Income Taxes [Line Items]
Statutory tax rate	20.00%		20.00%		30.00%
Argentina, Martinique, French Guyana, Guadeloupe, St Croix, St Thomas, Aruba And Curacao [Member]
Income Taxes [Line Items]
Statutory tax rate	35.00%		35.00%		35.00%
Brazil And Venezuela [Member]
Income Taxes [Line Items]
Statutory tax rate	34.00%		34.00%		34.00%
Colombia [Member]
Income Taxes [Line Items]
Statutory tax rate	34.00%		33.00%		33.00%
Costa Rica, Peru And Mexico [Member]
Income Taxes [Line Items]
Statutory tax rate	30.00%		30.00%		30.00%
Panama, Uruguay, Trinidad And Tobago And Netherlands [Member]
Income Taxes [Line Items]
Statutory tax rate	25.00%		25.00%		25.00%
Ecuador [Member]
Income Taxes [Line Items]
Statutory tax rate	22.00%		23.00%		24.00%
Chile [Member]
Income Taxes [Line Items]
Statutory tax rate	20.00%		20.00%		20.00%

[1]	Weighted-average statutory income tax rate is calculated based on the lump-sum of the income before taxes by country multiplied by the prevailing statutory income tax rate, divided by the consolidated income before taxes.